Income Taxes - Schedule of Company’s Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Taxes Payable [Abstract]
Income tax payable		$ 27,337
Other tax payables	99,653	39,056
Total tax payable	$ 99,653	$ 66,393